Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Jun. 30, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	101,866,794	20,384,630
Ordinary shares, shares outstanding	101,866,794	20,384,630
Ordinary shares, shares authorized	Unlimited	Unlimited
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding